Segmentation - Summary of the Amount of Revenue from External Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 145,453	€ 133,900	€ 86,291
The Netherlands
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	73,737	46,302	29,689
Belgium
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	21,364	10,692	4,358
Germany
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	22,553	15,045	14,477
France
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	23,289	55,815	32,098
Other
Disclosure of Revenue From External Customers [Line Items]
Revenue from contracts with customers	€ 4,510	€ 6,046	€ 5,669